Intangible assets and goodwill - Key Assumptions (Details)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Intangible assets and goodwill.
Discount rate	15.50%	15.00%	24.00%
Terminal value growth rate	3.00%	3.00%	3.00%